Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Feb. 13, 2026 $ / shares shares	May 15, 2025 $ / shares	Dec. 27, 2024 $ / shares
Accounting Policies [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Amounts accrued for interest and penalties	0	0
Common Stock, Par or Stated Value Per Share | $ / shares				$ 10
ColdQuanta, Inc. dba Infleqtion [Member]
Accounting Policies [Line Items]
Obsolescence Charges	700,000	$ 48,000
Impairment of Long-Lived Assets to be Disposed of	$ 0
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares outstanding | shares	50,227,011	45,512,715
Common stock, shares issued | shares	50,227,011	45,512,715
Goodwill impairment	$ 0	$ 1,533,000
Research And Development Tax Credits Recognized	$ 1,100
Exchange Ratio For Business Combination			0.3470312
Percentage Of Unobservable Input Was Assessed At Associated With Completing The Business Combination	80.00%
ColdQuanta, Inc. dba Infleqtion [Member] | Fair Value, Recurring [Member]
Accounting Policies [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	$ 0
ColdQuanta, Inc. dba Infleqtion [Member] | Churchill Capital Corp X [Member]
Accounting Policies [Line Items]
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction	6,400
ColdQuanta, Inc. dba Infleqtion [Member] | Certificates of Deposit [Member]
Accounting Policies [Line Items]
Restricted Cash	$ 200,000	$ 200,000
ColdQuanta, Inc. dba Infleqtion [Member] | Geographic Concentration Risk [Member] | Customer 1 [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	78.00%	57.00%
ColdQuanta, Inc. dba Infleqtion [Member] | Geographic Concentration Risk [Member] | Customer 2 [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		25.00%
ColdQuanta, Inc. dba Infleqtion [Member] | Common Stock [Member]
Accounting Policies [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
ColdQuanta, Inc. dba Infleqtion [Member] | Common Stock [Member] | Infleqtion Inc [Member]
Accounting Policies [Line Items]
Common stock, shares outstanding | shares			216,471,927
Common stock, shares issued | shares			216,471,927
Voting Rights Percentage Common Stock			70.10%
ColdQuanta, Inc. dba Infleqtion [Member] | Common Stock [Member] | ColdQuanta [Member]
Accounting Policies [Line Items]
Common stock, shares issued | shares			151,804,988